Segment information (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Segment Reporting Information
For more detail on the services and products included in each business segment refer to Item 4.

		2019
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Sales		2,534	838	497	—	—	3,869
Adjusted operating profit		361	92	63	65	—	581
Cost of major restructuring		(110)	(28)	(19)	(2)	—	(159)
Intangible charges		(62)	(7)	(82)	(12)	—	(163)
Other net gains and losses		13	8	(5)	—	—	16

Operating profit (loss)		202	65	(43)	51	—	275
Finance costs	6						(84)
Finance income	6						41

Profit before tax							232
Income tax	7						34

Profit for the year							266

Segment assets		4,316	1,957	484	—	489	7,246
Associates	12	—	7	—	397	—	404

Total assets		4,316	1,964	484	397	489	7,650

Other segment items
Share of results of joint ventures and associates	12	—	3	—	51	—	54
Capital expenditure	10, 11	176	35	51	—	—	262
Pre-publication investment	20	189	81	49	—	—	319
Depreciation	10	75	23	25	—	—	123
Amortisation	11, 20	305	85	147	—	—	537

		2018
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Sales		2,784	806	539	—	—	4,129
Adjusted operating profit		362	57	59	68	—	546
Cost of major restructuring		(78)	(16)	—	(8)	—	(102)
Intangible charges		(72)	(8)	(19)	(14)	—	(113)
Other net gains and losses		4	—	226	—	—	230
UK pension GMP equalisation		—	(8)	—	—	—	(8)

Operating profit		216	25	266	46	—	553
Finance costs	6						(91)
Finance income	6						36

Profit before tax							498
Income tax	7						92

Profit for the year							590

Segment assets		4,366	1,975	536	—	636	7,513
Associates	12	—	5	—	387	—	392

Total assets		4,366	1,980	536	387	636	7,905

Other segment items
Share of results of joint ventures and associates	12	(4)	1	1	46	—	44
Capital expenditure	10, 11	135	25	36	—	—	196
Pre-publication investment	20	234	90	64	—	—	388
Depreciation	10	41	12	13	—	—	66
Amortisation	11, 20	344	92	89	—	—	525

		2017
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Sales		2,929	815	769	—	—	4,513
Adjusted operating profit		394	50	38	94	—	576
Cost of major restructuring		(60)	(11)	(8)	—	—	(79)
Intangible charges		(89)	(12)	(37)	(28)	—	(166)
Other net gains and losses		(3)	—	35	96	—	128
Impact of US tax reform		—	—	—	(8)	—	(8)

Operating profit		242	27	28	154	—	451
Finance costs	6						(110)
Finance income	6						80

Profit before tax							421
Income tax	7						(13)

Profit for the year							408

Segment assets		4,116	1,914	667	—	793	7,490
Joint ventures	12	—	—	3	—	—	3
Associates	12	4	3	—	388	—	395

Total assets		4,120	1,917	670	388	793	7,888

Other segment items
Share of results of joint ventures and associates	12	5	1	1	71	—	78
Capital expenditure	10,11	162	35	43	—	—	240
Pre-publication investment	20	218	84	59	—	—	361
Depreciation	10	56	13	21	—	—	90
Amortisation	11,20	348	103	110	—	—	561

Summary of Operating Segments in Geographic Areas
The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2019	2018	2017	2019	2018
UK	385	377	384	694	900
Other European countries	244	246	262	125	143
US	2,417	2,627	2,770	2,604	2,162
Canada	105	126	126	163	250
Asia Pacific	441	455	643	149	146
Other countries	277	298	328	103	137

Total	3,869	4,129	4,513	3,838	3,738